UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/08

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-_________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	85,479,000

Form 13F Information Table
Moon Capital Management, LLC
 13F CIK Number: 0001410588
      March 31, 2008


<c>NAME OF ISSUER            <c>TITLE OF <c>CUSIP    <c>VALUE    <c>SHRS or PRN AMT  <c>INVES<c>OTHER<c>VOTIN
FFCB                         Fixed Incom31331VXH4         670      650,000     PRN     Sole     -      Sole
5.720% Due 04-24-13
FHLB                         Fixed Incom3133XHFA5         203      200,000     PRN     Sole     -      Sole
5.000% Due 10-16-09
FHLB                         Fixed Incom3133XKTU9         652      650,000     PRN     Sole     -      Sole
5.250% Due 11-16-09
FHLB                         Fixed Incom3133XLE58         302      300,000     PRN     Sole     -      Sole
5.600% Due 06-25-10
FHLB                         Fixed Incom3133XMQL8         242      240,000     PRN     Sole     -      Sole
4.750% Due 04-22-09
FHLMC                        Fixed Incom3128X2R72         602      600,000     PRN     Sole     -      Sole
4.000% Due 04-06-10
Washington Mutual            Fixed Incom939379TD5         496      496,000     PRN     Sole     -      Sole
4.850% Due 05-09-08
American Express             Fixed Incom025818EM3         250      250,000     PRN     Sole     -      Sole
3.000% Due 05-16-08
BellSouth Telecom            Fixed Incom079867AH0         402      395,000     PRN     Sole     -      Sole
5.875% Due 01-15-09
FICO                         Fixed Incom31771JLH1         206      242,000     PRN     Sole     -      Sole
0.000% Due 10-06-13
GMAC                         Fixed Incom370425SG6         368      370,000     PRN     Sole     -      Sole
5.125% Due 05-09-08
GMAC                         Fixed Incom37042G3X2         248      250,000     PRN     Sole     -      Sole
5.000% Due 05-15-08
GMAC                         Fixed Incom37042G4R4         235      239,000     PRN     Sole     -      Sole
5.000% Due 06-15-08
GMAC                         Fixed Incom370442AY1         811      815,000     PRN     Sole     -      Sole
6.375% Due 05-01-08
GMAC                         Fixed Incom3704A0E73         300      400,000     PRN     Sole     -      Sole
8.650% Due 08-15-15
NY Telephone Co.             Fixed Incom650094CD          288      277,000     PRN     Sole     -      Sole
6.120% Due 01-15-10
Toyota Motor Credit          Fixed Incom89233PUA2         206      205,000     PRN     Sole     -      Sole
4.540% Due 06-01-10
East Point GA                Fixed Incom274501DN2         205      250,000     PRN     Sole     -      Sole
0.000% Due 02-01-13
Memphis TN Electric          Fixed Incom586158KC0         335      315,000     PRN     Sole     -      Sole
5.000% Due 12-01-10
Metro Nashville              Fixed Incom5920132G0         268      255,000     PRN     Sole     -      Sole
4.500% Due 11-15-12
Enterprise Products Partners Equities   293792107         208        7,015     PRN     Sole     -      Sole
BP PLC                       Equities   055622104         209        3,443     PRN     Sole     -      Sole
ChevronTexaco                Equities   166764100         218        2,557     PRN     Sole     -      Sole
Janus Overseas Fund          Equities   471023846         219        4,416     PRN     Sole     -      Sole
International Business MachinEquities   459200101         242        2,098     PRN     Sole     -      Sole
RPM International Inc        Equities   749685103         244       11,675     PRN     Sole     -      Sole
Heinz, H.J.                  Equities   423074103         246        5,247     PRN     Sole     -      Sole
Bank of America Corp         Equities   060505104         256        6,751     PRN     Sole     -      Sole
Columbia Acorn Fund Class Z  Equities   197199409         260        9,725     PRN     Sole     -      Sole
Heartland Value Fund         Equities   422359109         268        7,165     PRN     Sole     -      Sole
VCA Antech Inc               Equities   918194101         274       10,000     PRN     Sole     -      Sole
Vanguard Long-Term Tax-ExemptEquities   922907308         276       25,416     PRN     Sole     -      Sole
Brandywine Blue              Equities   10532b101         280        9,024     PRN     Sole     -      Sole
National Presto Inds         Equities   637215104         290        5,525     PRN     Sole     -      Sole
Amercian Fund Growth Fund    Equities   399874106         297        9,467     PRN     Sole     -      Sole
3M Company                   Equities   88579y101         301        3,806     PRN     Sole     -      Sole
Legg Mason Value Trust       Equities   524659109         315        5,570     PRN     Sole     -      Sole
Vanguard Windsor II Fund     Equities   922018205         322       11,612     PRN     Sole     -      Sole
UST                          Equities   902911106         360        6,611     PRN     Sole     -      Sole
Wells Fargo                  Equities   949746101         381       13,082     PRN     Sole     -      Sole
Pepsico Inc                  Equities   713448108         387        5,360     PRN     Sole     -      Sole
Southwestern Energy Co.      Equities   845467109         404       12,000     PRN     Sole     -      Sole
BB and T Corp                Equities   054937107         421       13,131     PRN     Sole     -      Sole
Total Fina Elf S A ADR       Equities   89151e109         440        5,949     PRN     Sole     -      Sole
American Funds Bond Fund of AEquities   097873103         494       38,776     PRN     Sole     -      Sole
Olstein Financial Alert Fund Equities   681383204         511       38,077     PRN     Sole     -      Sole
Schwab S&P 500 Fund          Equities   808509608         546       26,690     PRN     Sole     -      Sole
Southern Co.                 Equities   842587107         559       15,685     PRN     Sole     -      Sole
Berkshire Hathaway Cl A      Equities   084670108         667            5     PRN     Sole     -      Sole
Baron Asset Fund             Equities   068278100         675       11,987     PRN     Sole     -      Sole
Coca-Cola                    Equities   19126100          810       13,301     PRN     Sole     -      Sole
AT&T                         Equities   00206r102         881       23,004     PRN     Sole     -      Sole
Weitz Value Portfolio        Equities   94904p203         914       32,950     PRN     Sole     -      Sole
Washington Mutual, Inc.      Equities   939322103         948       92,033     PRN     Sole     -      Sole
MGIC Investment Corp         Equities   552848103       1,045       99,255     PRN     Sole     -      Sole
Borders Group Inc            Equities   099709107       1,114      189,775     PRN     Sole     -      Sole
Third Avenue Value Fund      Equities   884116104       1,280       23,953     PRN     Sole     -      Sole
Exxon Mobil Corp.            Equities   30231g102       1,283       15,165     PRN     Sole     -      Sole
Sprint Corp                  Equities   852061100       1,418      211,953     PRN     Sole     -      Sole
IDT Corporation              Equities   448947309       1,517      392,070     PRN     Sole     -      Sole
American Eagle Outfitters    Equities   02553e106       1,825      104,225     PRN     Sole     -      Sole
Anheuser Busch Co            Equities   035229103       1,842       38,818     PRN     Sole     -      Sole
SAIC Inc                     Equities   78390x101       1,870      100,592     PRN     Sole     -      Sole
Citigroup                    Equities   172967101       1,881       87,821     PRN     Sole     -      Sole
Freddie Mac                  Equities   313400301       2,455       96,950     PRN     Sole     -      Sole
American Express             Equities   025816109       2,498       57,140     PRN     Sole     -      Sole
UnitedHealth Group           Equities   91324p102       2,512       73,100     PRN     Sole     -      Sole
Limited Brands Inc           Equities   532716107       2,545      148,815     PRN     Sole     -      Sole
JP Morgan & Co               Equities   46625h100       2,668       62,123     PRN     Sole     -      Sole
Dell, Inc.                   Equities   24702r101       2,788      139,945     PRN     Sole     -      Sole
Wal-Mart Stores              Equities   931142103       2,871       54,505     PRN     Sole     -      Sole
St. Joe Co                   Equities   790148100       2,904       67,649     PRN     Sole     -      Sole
Comcast                      Equities   20030n101       2,951      152,594     PRN     Sole     -      Sole
Boston Scientific Corp       Equities   101137107       3,105      241,272     PRN     Sole     -      Sole
Pfizer Inc.                  Equities   717081103       3,212      153,448     PRN     Sole     -      Sole
General Electric             Equities   369622477       3,240       87,551     PRN     Sole     -      Sole
Microsoft                    Equities   594918104       3,537      124,638     PRN     Sole     -      Sole
Berkshire Hathaway           Equities   084670207       3,677          822     PRN     Sole     -      Sole
Plum Creek Timber Co. REIT   Equities   729251108       3,745       92,022     PRN     Sole     -      Sole
Johnson & Johnson            Equities   478160104       4,083       62,938     PRN     Sole     -      Sole
Vanguard Wellesley Income FunEquities   921938106         201        3,918     PRN     Sole     -      Sole